Annual Total Returns [BarChart] - Voya Solution Balanced Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.68%)
2012	13.35%
2013	15.39%
2014	6.14%
2015	(0.72%)
2016	6.08%
2017	14.46%
2018	(6.98%)
2019	19.13%
2020	12.75%